Stock-Based Compensation - Warrants - Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense
Stock-based compensation expense	$ 1,675,594	$ 642,506	$ 2,885,223	$ 5,182,641
Stock based compensation expense
Stock-based compensation expense
Fair value			188,992
Common Stock Warrants, Equity, Subordinate Voting Share Warrants
Stock-based compensation expense
Stock-based compensation expense	0	0	0	$ 0
Warrants earned				150,000
Common Stock Warrants, Equity, Subordinate Voting Share Warrants | Accounts payable and accrued liabilities.
Stock-based compensation expense
Stock-based compensation expense				$ 191,026
MVS Warrants
Stock-based compensation expense
Stock-based compensation expense	$ 0	$ 0
SVS Warrants
Stock-based compensation expense
Fair value granted			$ 2,034